Significant Accounting Policies - Schedule of Exchange Rates (Details)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2022
Schedule of Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	7.0176	7.2203	7.296
Items in the statements of income(loss) and comprehensive income(loss), and statements of cash flows	7.2023	7.1671	7.1287